SCHEDULE OF MEMBERS OF OPTIONS OUTSTANDING BY ASX CODE (Details)	Jun. 30, 2024 shares $ / shares	Jun. 30, 2023 shares $ / shares
IfrsStatementLineItems [Line Items]
Average exercise price of options, balance at the end of the financial year | $ / shares		$ 0.008
Number of options, Balance at the end of the financial year | shares		8,400,000
Average exercise price of options, exercisable at the end of the financial year | $ / shares		$ 0.008
Exercisable at the end of the financial year | shares		8,400,000
Unlisted Options ESOP Options (Expiring December 1, 2023) [member]
IfrsStatementLineItems [Line Items]
Average exercise price of options, balance at the end of the financial year | $ / shares		$ 0.008
Number of options, Balance at the end of the financial year | shares		8,400,000